Dec. 31, 2016
Federated Kaufmann Small Cap Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER FKASX)
CLASS B SHARES (TICKER FKBSX)
CLASS C SHARES (TICKER FKCSX)
CLASS R SHARES (TICKER FKKSX)
INSTITUTIONAL SHARES (TICKER FKAIX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2016

Effective September 1, 2017, the Fund will offer Class R6 Shares (Ticker FKALX) by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class R6 Shares.

In addition, effective September 1, 2017, the Board of Trustees of the Fund has approved a reduction in the Fund's investment advisory fee from 1.30% to 0.80%.

1. Under the heading entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please delete the "Fee Table" and "Example" in their entirety and replace with the following:

"This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R Shares (R), and Institutional Shares (IS). You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 15 and in "Appendix B" to this Prospectus.

Shareholder Fees (fees paid directly from your investment)	A	B	C	R	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	0.25%	0.75%	0.75%	0.50%	None
Other Expenses	0.53%	0.59%	0.54%	0.44%	0.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.59%	2.15%	2.10%	1.75%	1.11%
Fee Waivers and/or Expense Reimbursements[1,2]	(0.23)%	(0.12)%	(0.11)%	(0.39)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.36%	2.03%	1.99%	1.36%	0.90%

1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.

2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective September 1, 2017, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C, R, and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.35%, 2.02%, 1.98%, 1.35%, and 0.89% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) September 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$703	$1,024	$1,368	$2,335
Expenses assuming no redemption	$703	$1,024	$1,368	$2,335
B:
Expenses assuming redemption	$768	$1,073	$1,354	$2,341
Expenses assuming no redemption	$218	$673	$1,154	$2,341
C:
Expenses assuming redemption	$313	$658	$1,129	$2,431
Expenses assuming no redemption	$213	$658	$1,129	$2,431
R:
Expenses assuming redemption	$178	$551	$949	$2,062
Expenses assuming no redemption	$178	$551	$949	$2,062
IS:
Expenses assuming redemption	$113	$353	$612	$1,352
Expenses assuming no redemption	$113	$353	$612	$1,352